Changes in other provision (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes In Other Provision Labor [Member]
IfrsStatementLineItems [Line Items]
Balance on	R$ 6,729,107	R$ 6,890,498	R$ 7,346,067
Adjustment for inflation	799,803	960,812
Provisions, net of (reversals and write-offs)	1,044,511	663,547
Payments	(2,005,705)	(2,079,928)
Changes In Other Provision Civil [Member]
IfrsStatementLineItems [Line Items]
Balance on	9,178,471	9,092,421	8,685,793
Adjustment for inflation	484,516	696,997
Provisions, net of (reversals and write-offs)	1,734,207	1,609,720
Payments	(2,132,673)	(1,900,089)
Changes In Other Provision Tax [Member]
IfrsStatementLineItems [Line Items]
Balance on	8,072,037	8,271,112	R$ 8,390,085
Adjustment for inflation	176,903	147,683
Provisions, net of (reversals and write-offs)	(351,476)	(256,489)
Payments	R$ (24,502)	R$ (10,167)